Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
In accordance with Section 953(a) of the Dodd-Frank Act and Item 402(v) of SEC Regulation S-K, we are required to disclose the relationship between executive compensation actually paid (“CAP”) by us and our financial performance over the applicable time period of the disclosure.
Pay Versus Performance Table
Fiscal Year	Summary Compensation Table Total for PEO (a)(b) ($)	Compensation Actually Paid (CAP) to PEO (a)(c)(d) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (e)(f)($)	Average Compensation Actually aid to Non-PEO NEOs (e)(g)($)	Total Shareholder Return (h)($)	Peer Group Total Shareholder Return (h)($)	Net Income ($)	Adjusted EBITDA (i)($)
2022	13,010,743	5,274,544	5,079,055	2,547,482	508.47	127.96	2.756 billion	4.133 billion
2021	8,594,555	64,815,057	3,344,194	21,392,900	643.21	155.22	1.283 billion	2.411 billion
2020	4,915,152	4,087,859	2,876,919	2,321,984	115.69	116.52	(684) million	(175) million
(a)	The PEO for each year is Mr. Ferraro.
(b)	Values reflect total compensation as shown in the Summary Compensation Table for each year shown.
(c)
In accordance with Item 402(v) of Regulation S-K, CAP is calculated first by subtracting the amounts shown in the Stock Awards column of the Summary Compensation Total (as shown elsewhere in this proxy) for each applicable year. Then the following adjustments are made to the calculation:

Year	Fair Value at 12/31 of equity awards granted during the year and unvested at 12/31 ($)	Fair Value at vesting of equity awards granted and vested in the year ($)	Change in fair value during the year of outstanding equity awards both on 1/1 and 12/31 ($)	Change in fair value during the year of outstanding equity awards on 1/1 that vested during the year ($)	Forfeitures of equity awards that had value on 1/1 that failed to vest during the year ($)
2022	8,197,914	0	(8,584,873)	850,627	0
2021	20,813,727	0	35,195,582	5,211,225	0
2020	2,608,091	699,225	(770,708)	(159,758)	0
(d)
In addition, for 2020, $81,463 of pension earnings in the Summary Compensation has been removed when calculating CAP, and no additional pension values have been included for any years as there are no service costs because the Avis Rent A Car System, LLC Pension Plan was frozen as of December 31, 1998.

(e)
Included NEOs for 2022 are Messrs. Choi, Hees and Simhambhatla and Ms. Martins. Included NEOs for 2021 are Messrs. Choi, Hees, Sita, and Rankin. Included NEOs for 2020 are Messrs. Choi, Hees, Rankin, North, and Tucker and Ms. Martins.

(f)	Values reflect the average total compensation as shown in the Summary Compensation Table for the included NEOs for each year shown.
(g)
In accordance with Item 402(v) of Regulation S-K, CAP is calculated first by subtracting the average of the amounts shown in the Stock Awards column of the Summary Compensation Total (as shown elsewhere in this proxy or the proxy for the applicable prior year) for each applicable year. Then the following adjustments are made to the calculation:

Year	Fair Value at 12/31 of equity awards granted during the year and unvested at 12/31 ($)	Fair Value at vesting of equity awards granted and vested in the year ($)	Change in fair value during the year of outstanding equity awards both on 1/1 and 12/31 ($)	Change in fair value during the year of outstanding equity awards on 1/1 that vested during the year ($)	Forfeitures of equity awards that had value on 1/1 that failed to vest during the year ($)
2022	3,955,662	0	(1,719,420)	(980,296)	0
2021	6,595,092	0	11,794,300	1,534,325	0
2020	1,481,115	27,969	(172,866)	(91,304)	(89,236)
(h)
Total Shareholder Return (“TSR”) is determined based on the value of an initial fixed investment of $100 on December 31, 2019. The peer group TSR reflects the Dow Jones US Transportation Average Index.

(i)	The Company-selected measure is Adjusted EBITDA, which is a non-GAAP financial metric further described in the Compensation Discussion and Analysis section above.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(e)
Included NEOs for 2022 are Messrs. Choi, Hees and Simhambhatla and Ms. Martins. Included NEOs for 2021 are Messrs. Choi, Hees, Sita, and Rankin. Included NEOs for 2020 are Messrs. Choi, Hees, Rankin, North, and Tucker and Ms. Martins.

Peer Group Issuers, Footnote [Text Block]
(h)
Total Shareholder Return (“TSR”) is determined based on the value of an initial fixed investment of $100 on December 31, 2019. The peer group TSR reflects the Dow Jones US Transportation Average Index.

PEO Total Compensation Amount	$ 13,010,743	$ 8,594,555	$ 4,915,152
PEO Actually Paid Compensation Amount	$ 5,274,544	64,815,057	4,087,859
Adjustment To PEO Compensation, Footnote [Text Block]
(c)
In accordance with Item 402(v) of Regulation S-K, CAP is calculated first by subtracting the amounts shown in the Stock Awards column of the Summary Compensation Total (as shown elsewhere in this proxy) for each applicable year. Then the following adjustments are made to the calculation:

Year	Fair Value at 12/31 of equity awards granted during the year and unvested at 12/31 ($)	Fair Value at vesting of equity awards granted and vested in the year ($)	Change in fair value during the year of outstanding equity awards both on 1/1 and 12/31 ($)	Change in fair value during the year of outstanding equity awards on 1/1 that vested during the year ($)	Forfeitures of equity awards that had value on 1/1 that failed to vest during the year ($)
2022	8,197,914	0	(8,584,873)	850,627	0
2021	20,813,727	0	35,195,582	5,211,225	0
2020	2,608,091	699,225	(770,708)	(159,758)	0

Non-PEO NEO Average Total Compensation Amount	$ 5,079,055	3,344,194	2,876,919
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,547,482	21,392,900	2,321,984
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(g)
In accordance with Item 402(v) of Regulation S-K, CAP is calculated first by subtracting the average of the amounts shown in the Stock Awards column of the Summary Compensation Total (as shown elsewhere in this proxy or the proxy for the applicable prior year) for each applicable year. Then the following adjustments are made to the calculation:

Year	Fair Value at 12/31 of equity awards granted during the year and unvested at 12/31 ($)	Fair Value at vesting of equity awards granted and vested in the year ($)	Change in fair value during the year of outstanding equity awards both on 1/1 and 12/31 ($)	Change in fair value during the year of outstanding equity awards on 1/1 that vested during the year ($)	Forfeitures of equity awards that had value on 1/1 that failed to vest during the year ($)
2022	3,955,662	0	(1,719,420)	(980,296)	0
2021	6,595,092	0	11,794,300	1,534,325	0
2020	1,481,115	27,969	(172,866)	(91,304)	(89,236)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Analysis of the Information Presented in the Pay Versus Performance Table
As required by Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between CAP and the metrics presented in the Pay Versus Performance table.
For the three-year period shown in the table above, the amount of CAP is aligned with the Company’s TSR. For this same three-year period, our TSR has exceeded that of the peer group TSR presented in the table. The alignment of CAP with the Company’s TSR over the period presented is because a significant portion of the CAP is in the form of equity awards the value of which varies year to year depending on the stock price. For example, given the significant change in the Company’s 2020 TSR of $115.69 compared to the Company’s 2021 TSR of $643.21, the amount of 2021 CAP significantly exceeds 2020. Since the Company’s 2022 TSR of $508.47 was lower than the Company’s 2021 TSR of $643.21, the amount of 2022 CAP declined.

Compensation Actually Paid vs. Net Income [Text Block]
Analysis of the Information Presented in the Pay Versus Performance Table
As required by Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between CAP and the metrics presented in the Pay Versus Performance table.
As shown in the table above, the amount of CAP is generally aligned with the Company’s net income over the three years presented in the table. While the Company does not use net income as a performance measure in its executive compensation program, the measure of net income is correlated with the measure Adjusted EBITDA, which is a performance goal under both the annual and long-term incentive compensation programs. CAP declined in 2022 although Adjusted EBITDA increased, primarily as a result of the impact of stock price on the calculation of CAP.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Analysis of the Information Presented in the Pay Versus Performance Table
As required by Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between CAP and the metrics presented in the Pay Versus Performance table.
As shown in the table above, the amount of CAP is generally aligned with the Company’s net income over the three years presented in the table. While the Company does not use net income as a performance measure in its executive compensation program, the measure of net income is correlated with the measure Adjusted EBITDA, which is a performance goal under both the annual and long-term incentive compensation programs. CAP declined in 2022 although Adjusted EBITDA increased, primarily as a result of the impact of stock price on the calculation of CAP.

Total Shareholder Return Vs Peer Group [Text Block]
Analysis of the Information Presented in the Pay Versus Performance Table
As required by Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between CAP and the metrics presented in the Pay Versus Performance table.
For the three-year period shown in the table above, the amount of CAP is aligned with the Company’s TSR. For this same three-year period, our TSR has exceeded that of the peer group TSR presented in the table. The alignment of CAP with the Company’s TSR over the period presented is because a significant portion of the CAP is in the form of equity awards the value of which varies year to year depending on the stock price. For example, given the significant change in the Company’s 2020 TSR of $115.69 compared to the Company’s 2021 TSR of $643.21, the amount of 2021 CAP significantly exceeds 2020. Since the Company’s 2022 TSR of $508.47 was lower than the Company’s 2021 TSR of $643.21, the amount of 2022 CAP declined.

Tabular List [Table Text Block]
Most Important Financial Measures
The financial measures determined to be most important by the Committee under our incentive compensation programs are as follows:
Adjusted EBITDA	Fixed Cost	Variable Cost	Net Promoter Score

Total Shareholder Return Amount	$ 508.47	643.21	115.69
Peer Group Total Shareholder Return Amount	127.96	155.22	116.52
Net Income (Loss)	$ 2,756,000,000	$ 1,283,000,000	$ (684,000,000)
Company Selected Measure Amount	4,133,000,000	2,411,000,000	(175,000,000)
PEO Name	Mr. Ferraro	Mr. Ferraro	Mr. Ferraro
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(i)	The Company-selected measure is Adjusted EBITDA, which is a non-GAAP financial metric further described in the Compensation Discussion and Analysis section above.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Fixed Cost
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Variable Cost
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Net Promoter Score
PEO [Member]
Pay vs Performance Disclosure [Table]
Pension Earnings			$ 81,463
PEO [Member] | Fair Value at 12/31 of Equity Awards Granted During the Year and Unvested at 12/31 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 8,197,914	$ 20,813,727	2,608,091
PEO [Member] | Fair Value at Vesting of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	699,225
PEO [Member] | Change in Fair Value During the Year of Outstanding Equity Awards Both on 1/1 and 12/31 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,584,873)	35,195,582	(770,708)
PEO [Member] | Change in Fair Value During the Year of Outstanding Equity Awards on 1/1 that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	850,627	5,211,225	(159,758)
PEO [Member] | Forfeitures of Equity Awards that had Value on 1/1 that Failed to Vest During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Fair Value at 12/31 of Equity Awards Granted During the Year and Unvested at 12/31 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,955,662	6,595,092	1,481,115
Non-PEO NEO [Member] | Fair Value at Vesting of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	27,969
Non-PEO NEO [Member] | Change in Fair Value During the Year of Outstanding Equity Awards Both on 1/1 and 12/31 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,719,420)	11,794,300	(172,866)
Non-PEO NEO [Member] | Change in Fair Value During the Year of Outstanding Equity Awards on 1/1 that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(980,296)	1,534,325	(91,304)
Non-PEO NEO [Member] | Forfeitures of Equity Awards that had Value on 1/1 that Failed to Vest During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (89,236)